Income taxes	12 Months Ended
Mar. 31, 2023
Income taxes
Income taxes

7.Income taxes

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.5% (March 31, 2022 – 26.5%) to the effective tax rate is as follows:

	March 31,	March 31,
	2023	2022
Net Loss before recovery of income taxes	(4,238,471)	(2,319,932)
Expected income tax (recovery)/expense	(1,123,195)	(614,782)
Stock based compensation	77,580	109,862
Difference in tax rates	(60,111)	—
Change in tax benefits not recognized	1,105,726	504,920
Income tax (recovery)/expense	—	—

Deferred tax

Unrecognized deferred tax asset

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amounts of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	March 31,	March 31,
Unrecognized deferred tax	2023	2022
Non-capital losses carried forward – Canada	5,137,001	2,883,658
Non-capital losses carried forward – Australia	1,717,450	—
Intangible assets	148,955	2,749
Share issuance costs – 20(1)(e)	380,888	547,172
	7,384,294	3,433,580

The Company’s Canadian non-capital income tax losses expire as follows:

Expiry	Amount $
2041	827,846
2042	2,055,812
2043	2,253,343
Total	5,137,001

The Company’s Australian non-capital income tax losses can be carried forward indefinitely.